PROVISION FOR LITIGATION (Details Narrative) $ in Thousands		12 Months Ended
		Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)
IfrsStatementLineItems [Line Items]
ProvisionForLegalLitigation		$ 22,175
Assets	[1]	41,560	$ 41,560	$ 73,279
Property, plant and equipment		9,044	9,044	$ 25,830
San Pedro [Member]
IfrsStatementLineItems [Line Items]
Assets		3,100	3,100
Property, plant and equipment		1,400	1,400
Value added tax recoverable		1,300	1,300
Other financial assets		$ 400	$ 400
Platosa Project Net Smelter Return [Member]
IfrsStatementLineItems [Line Items]
Minimum payment for plaintiff | $ / shares			$ 2.5
Interest rate of plaintiff		3.00%
Payment for royalty		$ 500
Description of plaintiff an award of damages		The Plaintiff was initially awarded damages of $700 in the court of first instance in Torreón, Coahuila. Both San Pedro and the Plaintiff appealed the decision to the Second District State Court in the Judicial District of Torreón. That Court confirmed the initial decision but, subsequently, pursuant to an order obtained by the Plaintiff, granted the Plaintiff an award of $

[1]	Certain comparative period balances related to deferred income tax have been reallocated between segments to conform with the current period allocation. As a result, total assets for Mexico and Corporate as at December 31, 2020, previously reported as $